Stock-Based Compensation - Schedule of Weighted Average Fair Values and Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock	$ 2.79	$ 7.56
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years	6 years
Expected volatility	71.80%	73.30%
Risk-free interest rate	2.70%	1.00%
Expected dividend yield	0.00%	0.00%